Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2024	$ 88,700	$ 1,736	$ 17,620	$ (3,886)	$ 55,391	$ (39,201)	$ 46,577	$ 78,237	$ 10,463
Profit of the period	4,568						3,824	3,824	744
Other comprehensive income/(loss)	2,620					2,439		2,439	181
Total comprehensive income	7,187					2,439	3,824	6,263	925
Dividends	(2,799)						(2,145)	(2,145)	(654)
Treasury shares	(1,717)			(1,138)			(579)	(1,717)
Share-based payments	78				69			69	8
Hyperinflation monetary adjustments	251						155	155	96
Scope and other changes	(285)						(190)	(190)	(95)
Ending balance at Jun. 30, 2025	91,414	1,736	17,620	(5,024)	55,460	(36,762)	47,641	80,671	10,743
Beginning balance at Dec. 31, 2025	97,736	1,736	17,620	(5,083)	55,526	(32,641)	50,128	87,287	10,449
Profit of the period	7,061						6,314	6,314	747
Other comprehensive income/(loss)	2,859					2,918		2,918	(59)
Total comprehensive income	9,920					2,918	6,314	9,232	688
Dividends	(2,599)						(2,206)	(2,206)	(393)
Treasury shares	128			1,567			(1,439)	128
Share-based payments	177				170			170	7
Hyperinflation monetary adjustments	269						166	166	103
Sale/(purchase) of non-controlling interests	(2,877)						116	116	(2,993)
Scope and other changes	(1,568)						(1,393)	(1,393)	(176)
Ending balance at Jun. 30, 2026	$ 101,185	$ 1,736	$ 17,620	$ (3,516)	$ 55,697	$ (29,722)	$ 51,686	$ 93,500	$ 7,685